Earnings per share - Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss for the year	$ (104,178)	$ (238,269)	$ (226,905)
Less: net loss attributable to non-controlling interest	(23)	(37)	(40)
Loss attributable to Equity of the Company	$ (104,155)	$ (238,232)	$ (226,865)
Denominator
Weighted average number of shares for basic EPS (in shares)	201,789,219	200,349,548	193,835,475
Weighted average number of shares for diluted EPS (in shares)	201,789,219	200,349,548	193,835,475
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.52)	$ (1.19)	$ (1.17)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.52)	$ (1.19)	$ (1.17)